Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Building collateral for short-term bank loans	$ 5,100,000	$ 5,100,000
Depreciation expense	849,454	674,247	$ 682,462
Capitalized depreciation in inventories	$ 589,610	$ 555,636	$ 568,017